Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers [Abstract]
Upfront payment on license and support agreement	$ 66.9	$ 66.9
Post contract support period	24 months	24 months
Right to access enhancements period	7 years	7 years